Intangibles (Tables)	12 Months Ended
Jun. 30, 2023
Intangibles [Abstract]
Schedule of Intangible Asset
	Consolidated
	30 June 2023	30 June 2022
	$	$

Goodwill	3,210,161	-

Customer relationships	158,000	-
Less: Provision for impairment	(158,000)	-
	-	-

In-process R&D software	374,000	-

Brand	87,000	-
Less: Provision for Impairment	(87,000)	-
	-	-

Application development	1,972,994	1,958,742
Less: Accumulated amortisation	(1,243,445)	(986,010)
	729,549	972,732

	4,313,710	972,732

Schedule of Reconciliations of the Written Down Values
	Goodwill	Application Development	In-process R&D software	Customer Relationships	Brand and media presence	Total
Consolidated	$	$	$	$	$	$

Balance at 1 July 2022	-	972,732	-	-	-	972,732
Additions through Vertica business combination (Note 4)	607,176	-	374,000	-	-	981,176
Additions through Wellteq business combination (Note 4)	2,602,985	-	-	158,000	87,000	2,847,985
Additions	-	14,252	-	-	-	14,252
Impairment of assets	-	-	-	(158,000)	(87,000)	(245,000)
Amortisation expense	-	(257,435)	-	-	-	(257,435)
Balance at 30 June 2023	3,210,161	729,549	374,000	-	-	4,313,710